Consolidated income statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated income statements [Abstract]
Revenue	$ 1,211,749	$ 1,013,260	$ 1,011,452
Other operating income	74,670	99,525	93,774
Employee benefit expenses	(78,758)	(54,464)	(32,246)
Depreciation, amortization, and impairment charges	(439,441)	(408,604)	(310,755)
Other operating expenses	(414,330)	(276,666)	(261,776)
Operating profit	353,890	373,051	500,449
Financial income	2,755	7,052	4,121
Financial expense	(361,270)	(378,386)	(407,990)
Net exchange differences	1,873	(1,351)	2,674
Other financial income/(expense), net	15,750	40,875	(1,153)
Financial expense, net	(340,892)	(331,810)	(402,348)
Share of profit of associates carried under the equity method	12,304	510	7,457
Profit before income tax	25,302	41,751	105,558
Income tax expense	(36,220)	(24,877)	(30,950)
Profit/(loss) for the year	(10,918)	16,874	74,608
Profit attributable to non-controlling interests	(19,162)	(4,906)	(12,473)
Profit/(loss) for the year attributable to the Company	$ (30,080)	$ 11,968	$ 62,135
Weighted average number of ordinary shares outstanding - basic (in shares)	111,008	101,879	101,063
Weighted average number of ordinary shares outstanding - diluted (in shares)	114,523	103,392	101,063
Basic earnings per share (in dollars per share)	$ (0.27)	$ 0.12	$ 0.61
Diluted earnings per share (in dollars per share)	$ (0.26)	$ 0.12	$ 0.61